Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2011
Subsidiary guarantee information
Condensed consolidating statements of operations

in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,053		6,893	41	148		7,082

Interest expense	(1,212)	(4,459)		(5,671)	(39)	5		(5,705)

Net interest income	628	594		1,222	2	153		1,377

Commissions and fees	937	2,274		3,211	3	249		3,463

Trading revenues	(433)	1,498		1,065	0	51		1,116

Other revenues	761	76		837	749	(650)		936

Net revenues	1,893	4,442		6,335	754	(197)		6,892

Provision for credit losses	0	(2)		(2)	0	15		13

Compensation and benefits	879	2,091		2,970	24	102		3,096

General and administrative expenses	414	1,200		1,614	(38)	76		1,652

Commission expenses	60	393		453	1	37		491

Total other operating expenses	474	1,593		2,067	(37)	113		2,143

Total operating expenses	1,353	3,684		5,037	(13)	215		5,239

Income/(loss) from continuing operations before taxes	540	760		1,300	767	(427)		1,640

Income tax expense	(17)	238		221	(1)	51		271

Income/(loss) from continuing operations	557	522		1,079	768	(478)		1,369

Net income/(loss)	557	522		1,079	768	(478)		1,369

Net income/(loss) attributable to noncontrolling interests	577	27		604	0	(3)		601

Net income/(loss) attributable to shareholders	(20)	495		475	768	(475)		768

of which from continuing operations	(20)	495		475	768	(475)		768

1 Includes eliminations and consolidation adjustments.

in 2Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,288	5,591		7,879	59	121		8,059

Interest expense	(1,453)	(5,357)		(6,810)	(57)	10		(6,857)

Net interest income	835	234		1,069	2	131		1,202

Commissions and fees	1,176	2,168		3,344	3	239		3,586

Trading revenues	(120)	3,674		3,554	0	74		3,628

Other revenues	184	(48)		136	1,555	(1,568)		123

Net revenues	2,075	6,028		8,103	1,560	(1,124)		8,539

Provision for credit losses	1	18		19	0	1		20

Compensation and benefits	1,064	2,804		3,868	26	86		3,980

General and administrative expenses	650	1,386		2,036	(65)	90		2,061

Commission expenses	82	444		526	1	42		569

Total other operating expenses	732	1,830		2,562	(64)	132		2,630

Total operating expenses	1,796	4,634		6,430	(38)	218		6,610

Income/(loss) from continuing operations before taxes	278	1,376		1,654	1,598	(1,343)		1,909

Income tax expense	103	(18)		85	5	97		187

Income/(loss) from continuing operations	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss)	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss) attributable to noncontrolling interests	33	81		114	0	15		129

Net income/(loss) attributable to shareholders	142	1,313		1,455	1,593	(1,455)		1,593

of which from continuing operations	142	1,313		1,455	1,593	(1,455)		1,593

1 Includes eliminations and consolidation adjustments.

in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,293		12,151	85	298		12,534

Interest expense	(2,476)	(6,856)		(9,332)	(81)	9		(9,404)

Net interest income	1,382	1,437		2,819	4	307		3,130

Commissions and fees	2,043	4,566		6,609	5	520		7,134

Trading revenues	320	2,790		3,110	0	17		3,127

Other revenues	1,247	323		1,570	1,872	(1,785)		1,657

Net revenues	4,992	9,116		14,108	1,881	(941)		15,048

Provision for credit losses	1	(22)		(21)	0	27		6

Compensation and benefits	2,065	4,817		6,882	49	194		7,125

General and administrative expenses	857	2,359		3,216	(80)	148		3,284

Commission expenses	132	813		945	1	81		1,027

Total other operating expenses	989	3,172		4,161	(79)	229		4,311

Total operating expenses	3,054	7,989		11,043	(30)	423		11,436

Income/(loss) from continuing operations before taxes	1,937	1,149		3,086	1,911	(1,391)		3,606

Income tax expense	335	335		670	4	62		736

Income/(loss) from continuing operations	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss)	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss) attributable to noncontrolling interests	947	52		999	0	(36)		963

Net income/(loss) attributable to shareholders	655	762		1,417	1,907	(1,417)		1,907

of which from continuing operations	655	762		1,417	1,907	(1,417)		1,907

1 Includes eliminations and consolidation adjustments.

in 6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,592	8,917		13,509	117	239		13,865

Interest expense	(2,758)	(7,857)		(10,615)	(114)	13		(10,716)

Net interest income	1,834	1,060		2,894	3	252		3,149

Commissions and fees	2,156	4,346		6,502	5	486		6,993

Trading revenues	512	6,429		6,941	0	139		7,080

Other revenues	311	(14)		297	3,557	(3,524)		330

Net revenues	4,813	11,821		16,634	3,565	(2,647)		17,552

Provision for credit losses	10	(51)		(41)	0	11		(30)

Compensation and benefits	2,260	5,404		7,664	47	162		7,873

General and administrative expenses	1,087	2,625		3,712	(137)	161		3,736

Commission expenses	160	846		1,006	1	82		1,089

Total other operating expenses	1,247	3,471		4,718	(136)	243		4,825

Total operating expenses	3,507	8,875		12,382	(89)	405		12,698

Income/(loss) from continuing operations before taxes	1,296	2,997		4,293	3,654	(3,063)		4,884

Income tax expense/(benefit)	476	405		881	6	139		1,026

Income/(loss) from continuing operations	820	2,592		3,412	3,648	(3,202)		3,858

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	820	2,573		3,393	3,648	(3,202)		3,839

Net income/(loss) attributable to noncontrolling interests	86	127		213	0	(22)		191

Net income/(loss) attributable to shareholders	734	2,446		3,180	3,648	(3,180)		3,648

of which from continuing operations	734	2,465		3,199	3,648	(3,180)		3,667

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,790	62,770		68,560	16	(503)		68,073

Interest-bearing deposits with banks	77	4,715		4,792	0	(2,852)		1,940

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,129	77,839		198,968	0	1,123		200,091

Securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading assets	93,586	204,945		298,531	0	4,095		302,626

Investment securities	0	4,024		4,024	0	1,526		5,550

Other investments	8,594	5,075		13,669	32,004	(31,587)		14,086

Net loans	26,047	174,283		200,330	6,534	13,166		220,030

Premises and equipment	937	5,223		6,160	0	491		6,651

Goodwill	535	6,238		6,773	0	1,135		7,908

Other intangible assets	90	184		274	0	7		281

Brokerage receivables	16,016	24,675		40,691	0	154		40,845

Other assets	17,456	59,001		76,457	198	130		76,785

Total assets	327,205	624,025		951,230	38,752	(13,059)		976,923

Liabilities and equity (CHF million)

Due to banks	93	50,708		50,801	5,514	(14,328)		41,987

Customer deposits	0	262,809		262,809	0	23,646		286,455

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	115,395	26,850		142,245	0	0		142,245

Obligation to return securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading liabilities	26,326	93,350		119,676	0	776		120,452

Short-term borrowings	23,495	(5,048)		18,447	0	1,926		20,373

Long-term debt	44,687	116,157		160,844	1,908	1,407		164,159

Brokerage payables	46,520	20,923		67,443	0	(128)		67,315

Other liabilities	10,390	50,323		60,713	114	746		61,573

Total liabilities	303,854	611,125		914,979	7,536	14,101		936,616

Total shareholders' equity	17,300	8,696		25,996	31,216	(25,996)		31,216

Noncontrolling interests	6,051	4,204		10,255	0	(1,164)		9,091

Total equity	23,351	12,900		36,251	31,216	(27,160)		40,307

Total liabilities and equity	327,205	624,025		951,230	38,752	(13,059)		976,923

1 Includes eliminations and consolidation adjustments.

end of 4Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(4,816)		127	2,964	(2,583)		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(561)		(562)	0	77		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	4,764		2,320	0	(1,388)		932

Purchase of investment securities	0	(79)		(79)	0	(1,093)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0	0		2,096

Maturities of investment securities	0	84		84	0	1,288		1,372

Investments in subsidiaries and other investments	708	(1,498)		(790)	(2,490)	2,410		(870)

Proceeds from sale of other investments	428	2,019		2,447	0	69		2,516

(Increase)/decrease in loans	2,192	(6,210)		(4,018)	74	(1,692)		(5,636)

Proceeds from sales of loans	0	230		230	0	0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(522)		(704)	0	(14)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	9	49		58	0	89		147

Net cash provided by/(used in) investing activities of continuing operations	710	375		1,085	(2,416)	(254)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	14,941		14,925	(656)	1,434		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,928		419	0	(6)		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0	0		(10,240)

Issuances of long-term debt	2,718	19,774		22,492	5	1,105		23,602

Repayments of long-term debt	(2,649)	(15,767)		(18,416)	0	(556)		(18,972)

Issuances of common shares	0	0		0	666	0		666

Sale of treasury shares	0	614		614	417	6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)	(6,999)		(7,672)

Dividends paid/capital repayments	0	(142)		(142)	(1,560)	(103)		(1,805)

Other, net	60	(358)		(298)	632	337		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	13,123		8,742	(557)	1,927		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(5,835)		(6,450)	7	(11)		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0	0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,872		3,529	(2)	(921)		2,606

Cash and due from banks at beginning of period	5,133	59,898		65,031	18	418		65,467

Cash and due from banks at end of period	5,790	62,770		68,560	16	(503)		68,073

1 Includes eliminations and consolidation adjustments.

6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	40,062	(3,637)		36,425	3,859	(3,469)		36,815

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(589)	(1,013)		(1,602)	0	865		(737)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	(29,619)		(30,695)	0	494		(30,201)

Purchase of investment securities	0	(32)		(32)	0	(1,134)		(1,166)

Proceeds from sale of investment securities	0	680		680	0	0		680

Maturities of investment securities	0	590		590	29	1,122		1,741

Investments in subsidiaries and other investments	(94)	(269)		(363)	(408)	311		(460)

Proceeds from sale of other investments	423	513		936	0	118		1,054

(Increase)/decrease in loans	764	3,585		4,349	458	(3,521)		1,286

Proceeds from sales of loans	0	478		478	0	0		478

Capital expenditures for premises and equipment and other intangible assets	(283)	(474)		(757)	0	(7)		(764)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	34	123		157	0	27		184

Net cash provided by/(used in) investing activities of continuing operations	(821)	(25,435)		(26,256)	79	(1,725)		(27,902)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	74	7,852		7,926	(2,239)	2,071		7,758

Increase/(decrease) in short-term borrowings	(8,036)	16,653		8,617	0	388		9,005

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	33,454		3,384	0	(99)		3,285

Issuances of long-term debt	191	28,962		29,153	6	1,464		30,623

Repayments of long-term debt	(1,849)	(24,981)		(26,830)	(483)	(924)		(28,237)

Issuances of common shares	0	0		0	29	0		29

Sale of treasury shares	0	1,528		1,528	21	13,350		14,899

Repurchase of treasury shares	0	(1,281)		(1,281)	(1,316)	(13,835)		(16,432)

Dividends paid/capital repayments	0	(3,159)		(3,159)	(2,378)	2,883		(2,654)

Other, net	140	(3,254)		(3,114)	2,419	23		(672)

Net cash provided by/(used in) financing activities of continuing operations	(39,550)	55,774		16,224	(3,941)	5,321		17,604

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	96	(847)		(751)	2	(3)		(752)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	(98)		(98)	0	0		(98)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(213)	25,757		25,544	(1)	124		25,667

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	1,776	76,303		78,079	10	(565)		77,524

1 Includes eliminations and consolidation adjustments.